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                       WELLS FARGO PASSAGE VARIABLE ANNUITY
                                VARIABLE ACCOUNT D
                        FORTIS BENEFITS INSURANCE COMPANY

        SUPPLEMENT DATED JUNE 3, 2002 TO THE PROSPECTUS DATED MAY 1, 2002


    Under the section entitled "General Contract Information" under the sub-section entitled "The Funds," the investment goal of the Wells Fargo Equity Value Fund is deleted and replaced with the following:

    WELLS FARGO EQUITY VALUE FUND -- Seeks long-term capital appreciation and above-average dividend income.












    THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-3344
033-73986